Statutory and other information (Details) - EUR (€)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of transactions between related parties [line items]
Share based compensation	€ 3,700,000	€ 3,700,000	€ 2,400,000
Total Directors' emoluments	11,800,000	11,300,000	6,600,000
Audit fees	800,000	600,000	600,000
Audit related fees		100,000	100,000
Tax advisory fees	100,000		100,000
Total fees	900,000	700,000	800,000
Depreciation, property, plant and equipment	839,200,000	664,800,000	502,400,000
Depreciation of property, plant and equipment held under leases			5,900,000
Lease charges, principally for aircraft			6,700,000
Parent company
Disclosure of transactions between related parties [line items]
Audit fees	1,000	1,000	1,000
Outside of Ireland
Disclosure of transactions between related parties [line items]
Audit fees		100,000	100,000
Tax advisory fees	100,000
Total fees	100,000	100,000	100,000
Directors
Disclosure of transactions between related parties [line items]
Fees	600,000	600,000	500,000
Share based compensation	1,900,000	1,900,000	1,900,000
Other emoluments	900,000	1,000,000.0	300,000
Total Directors' emoluments	€ 3,400,000	€ 3,500,000	€ 2,700,000